INCOME TAX EXPENSE (CREDIT) - Schedule of Reconciliation of Income Tax Expense (Credit) to Income Before Income Tax (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
INCOME BEFORE INCOME TAX	$ 580,454	$ 395,729	$ 287,208
Macau Complementary tax rate	12.00%	12.00%	12.00%
Income tax expense at Macau Complementary Tax rate	69,654	47,487	34,465
Lump sum in lieu of Macau Complementary Tax on dividend	5,590	0	0
Effect of different tax rates of subsidiaries operating in other jurisdictions	(9,642)	(556)	242
(Over) under provision in prior years	(411)	(138)	124
Effect of income for which no income tax expense is payable	(395)	(714)	(575)
Effect of expense for which no income tax benefit is receivable	26,557	17,317	12,191
Effect of tax holiday granted by Macau Government	(125,702)	(88,491)	(69,677)
Change in valuation allowance	36,790	22,152	21,594
Total income tax (credit) expense	$ 2,441	$ (2,943)	$ (1,636)